Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table total for Principal Executive Officer (“PEO”) ($)(1)	Compensation actually paid to PEO ($)(1)(2)	Average Summary Compensation Table total for Non-PEO NEOs ($)(1)	Average compensation actually paid to Non-PEO NEOs ($)(1)(2)	Value of initial fixed $100 investment based on:		Net income (millions) ($)(5)	Non-GAAP net earnings (millions) ($)(6)
Year					HPE Total shareholder return ($)(3)	Peer group total shareholder return ($)(4)
2024	21,411,197	24,011,398	8,419,980	9,842,051	256	232	2,579	2,655
2023	20,066,549	27,183,439	6,469,361	4,718,843	196	153	2,025	2,832
2022	17,366,365	12,260,283	6,430,178	4,807,054	176	117	868	2,664
2021	19,052,415	31,328,118	7,668,183	11,531,681	175	147	3,427	2,602

Named Executive Officers, Footnote	Mr. Neri served as our CEO in fiscal years 2024, 2023, 2022, and 2021. Non-PEO NEOs in fiscal year 2024 include Mmes. Marie Myers and Fidelma Russo and Messrs. John Schultz, Neil MacDonald, and Jeremy Cox. Non-PEO NEOs in fiscal year 2023 include Messrs. Jeremy Cox, John Schultz, Phil Mottram, Neil MacDonald, and Tarek Robbiati. Non-PEO NEOs in fiscal year 2022 included Messrs. Tarek Robbiati, John Schultz, Alan May, and Neil MacDonald. Non-PEO NEOs in fiscal year 2021 included Messrs. Tarek Robbiati, John Schultz, Alan May, Tom Black, and Keerti Melkote.
Peer Group Issuers, Footnote	The Peer Group TSR is based on the S&P Information Technology Index and the value of an initial fixed investment of $100 on October 31, 2020, assuming the reinvestment of any dividends.
PEO Total Compensation Amount	$ 21,411,197	$ 20,066,549	$ 17,366,365	$ 19,052,415
PEO Actually Paid Compensation Amount	$ 24,011,398	27,183,439	12,260,283	31,328,118
Adjustment To PEO Compensation, Footnote	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in the table below. The unvested equity fair values were calculated on each of the required measurement dates using valuation assumptions based on criteria that did not materially differ from those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes.
For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024		2023		2022		2021
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total compensation from Summary Compensation Table	21,411,197	8,419,980	20,066,549	6,469,361	17,366,365	6,430,178	19,052,415	7,668,183
Less: Change in actuarial present value reported in the "change in pension value and nonqualified deferred compensation earnings" column of the SCT	(35,225)	—	—	—	—	—	(16,091)	—
Plus: Service cost for pension plans	—	—	—	—	—	—	—	—
Less: Amount reported in the "Stock awards" column of the SCT	(17,646,855)	(6,716,926)	(15,577,803)	(4,873,350)	(13,386,710)	(4,666,732)	(13,118,823)	(5,096,141)
Plus: Year end fair value of equity awards granted in the year	16,913,981	7,106,175	16,871,925	3,675,699	9,272,474	3,316,605	19,334,854	6,435,366
Year over year change in fair value of outstanding and unvested equity awards	1,514,794	504,028	1,448,323	271,467	(1,077,275)	(314,568)	3,119,548	1,095,667
Fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—	—	—	456,387
Change from prior year end in fair value of equity awards granted in prior years that vested in the year	775,249	226,441	3,137,192	542,955	(759,020)	(249,551)	1,586,632	515,924
Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	—	(1,518,675)	—	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	1,078,256	302,353	1,237,254	151,385	844,449	291,123	1,369,583	456,296
CAP total	24,011,398	9,842,051	27,183,439	4,718,843	12,260,283	4,807,054	31,328,118	11,531,681

Non-PEO NEO Average Total Compensation Amount	$ 8,419,980	6,469,361	6,430,178	7,668,183
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,842,051	4,718,843	4,807,054	11,531,681
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in the table below. The unvested equity fair values were calculated on each of the required measurement dates using valuation assumptions based on criteria that did not materially differ from those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes.
For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024		2023		2022		2021
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total compensation from Summary Compensation Table	21,411,197	8,419,980	20,066,549	6,469,361	17,366,365	6,430,178	19,052,415	7,668,183
Less: Change in actuarial present value reported in the "change in pension value and nonqualified deferred compensation earnings" column of the SCT	(35,225)	—	—	—	—	—	(16,091)	—
Plus: Service cost for pension plans	—	—	—	—	—	—	—	—
Less: Amount reported in the "Stock awards" column of the SCT	(17,646,855)	(6,716,926)	(15,577,803)	(4,873,350)	(13,386,710)	(4,666,732)	(13,118,823)	(5,096,141)
Plus: Year end fair value of equity awards granted in the year	16,913,981	7,106,175	16,871,925	3,675,699	9,272,474	3,316,605	19,334,854	6,435,366
Year over year change in fair value of outstanding and unvested equity awards	1,514,794	504,028	1,448,323	271,467	(1,077,275)	(314,568)	3,119,548	1,095,667
Fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—	—	—	456,387
Change from prior year end in fair value of equity awards granted in prior years that vested in the year	775,249	226,441	3,137,192	542,955	(759,020)	(249,551)	1,586,632	515,924
Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	—	(1,518,675)	—	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	1,078,256	302,353	1,237,254	151,385	844,449	291,123	1,369,583	456,296
CAP total	24,011,398	9,842,051	27,183,439	4,718,843	12,260,283	4,807,054	31,328,118	11,531,681

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP, TSR, and peer group TSR
The following chart sets forth the relationship between CAP to our PEO, the average CAP to our other NEOs, the Company’s cumulative TSR, and the cumulative TSR of the S&P Information Technology Index, each over the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP, net income, and non-GAAP net earnings
The following chart sets forth the relationship between CAP to our PEO, the average CAP to our other NEOs, the Company’s net income, and the Company’s non-GAAP net earnings, each over the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship between CAP, TSR, and peer group TSR
The following chart sets forth the relationship between CAP to our PEO, the average CAP to our other NEOs, the Company’s cumulative TSR, and the cumulative TSR of the S&P Information Technology Index, each over the four most recently completed fiscal years.

Tabular List, Table

(in alphabetical order)
Net revenue
Non-GAAP earnings from operations
Non-GAAP net earnings
Relative TSR

Total Shareholder Return Amount	$ 256	196	176	175
Peer Group Total Shareholder Return Amount	232	153	117	147
Net Income (Loss)	$ 2,579,000,000	$ 2,025,000,000	$ 868,000,000	$ 3,427,000,000
Company Selected Measure Amount	2,655,000,000	2,832,000,000	2,664,000,000	2,602,000,000
PEO Name	Mr. Neri
Additional 402(v) Disclosure	Represents the cumulative TSR of the Company of an initial investment of $100 for the measurement period beginning October 31, 2020, and ending October 31, 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K as required under Item 402(v) of Regulation S-K.Reflects GAAP net earnings (or, in the case of fiscal 2024, GAAP net earnings attributable to HPE) as shown in the Company’s Annual Report on Form 10-K for the fiscal years ended October 31, 2024, 2023, 2022, and 2021, respectively.
Measure:: 1
Pay vs Performance Disclosure
Name	Net revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP earnings from operations
Non-GAAP Measure Description	on-GAAP net earnings, as calculated and described in the Company’s Annual Report on Form 10-K for the year ended October 31, 2024 (described therein as non-GAAP net earnings attributable to HPE in the case of fiscal 2024), was selected as the company-selected measure for fiscal year 2024, as it was deemed to be the most important financial performance measure used to link Company performance to CAP to our PEO and average CAP to our other NEOs for fiscal 2024. Please note non-GAAP net earnings may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial measure to be the company-selected measure in future years.
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP net earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (35,225)	$ 0	$ 0	$ (16,091)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,646,855)	(15,577,803)	(13,386,710)	(13,118,823)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,913,981	16,871,925	9,272,474	19,334,854
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,514,794	1,448,323	(1,077,275)	3,119,548
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	775,249	3,137,192	(759,020)	1,586,632
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,078,256	1,237,254	844,449	1,369,583
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,716,926)	(4,873,350)	(4,666,732)	(5,096,141)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,106,175	3,675,699	3,316,605	6,435,366
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504,028	271,467	(314,568)	1,095,667
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	456,387
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,441	542,955	(249,551)	515,924
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,518,675)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 302,353	$ 151,385	$ 291,123	$ 456,296